CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2017
CAPITAL AND RESERVES
CAPITAL AND RESERVES

17.            CAPITAL AND RESERVES

(a)Authorized share capital

At December 31, 2017, the authorized share capital consisted of an unlimited number of common shares without par value and an unlimited number of preferred shares with no par value.

On June 30, 2017 and July 14, 2017, the Company completed two tranches of a private placement of 329,000 flow-through common shares at a price of C$15.20 per flow-through share for combined gross proceeds of $3,891, before share issuance costs of $225. The Company bifurcated the gross proceeds between share capital of $3,182 and flow-through share premium of $709.

On June 22, 2016, the Company completed a private placement of 437,000 flow-through common shares at a price of C$11.45 per flow-through share for gross proceeds of $3,925. The Company bifurcated the gross proceeds between share capital $3,234 and flow-through share premium of $691. As a result of this private placement, the Company entered into an additional subscription agreement with a shareholder who wished to maintain their respective pro-rata interest in the Company. Thus, on June 30, 2016, the Company issued an additional 11,310 common shares at C$11.45 per share for gross proceeds of $100. The combined gross proceeds of these two offerings was $4,025, before share issuance costs of $67.

On March 1, 2016, the Company completed a marketed offering of 28,384,000 common shares at a price of $4.58 per common share for aggregate gross proceeds of $129,999 which includes the exercise of the full amount of the over-allotment option of 2,174,000 common shares. As a result of this offering, the Company entered into additional subscription agreements with shareholders who wished to maintain their respective pro-rata interest in the Company. Thus, on March 31, 2016, the Company issued an additional 3,539,755 common shares at $4.58 per share for gross proceeds of $16,212. The combined gross proceeds of these two offerings was $146,211, before share issue costs of $8,322.

(b)Stock option plan

The Company has adopted an incentive stock option plan which provides that the Board of Directors of the Company may from time to time, in their discretion, and in accordance with Toronto Stock Exchange requirements, grant to its directors, officers, employees and consultants of the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issue does not exceed 10% of the number of then outstanding common shares. Such options can be exercisable for a maximum of five years from the date of grant. The exercise price of each stock option is set by the Board of Directors at the time of grant but cannot be less than the market price. Vesting of stock options is at the discretion of the Board of Directors at the time the options are granted.

The following table summarizes the changes in stock options for the year ended December 31:

	2017		2016
	Number of options	Weighted average exercise price (in CAD)	Number of options	Weighted average exercise price (in CAD)
Outstanding, January 1,	7,524,727	$9.05	9,442,950	$9.23
Granted	1,067,875	12.83	1,601,627	8.66
Exercised	(1,822,025)	9.40	(2,531,725)	8.98
Expired / forfeited	(316,250)	14.29	(988,125)	10.31

Outstanding, December 31,	6,454,327	$9.32	7,524,727	$9.05

For options exercised, the related weighted average share price at the time of exercise was C$13.33 (2016 — C$12.08).

The following table summarizes information about stock options outstanding and exercisable at December 31, 2017:

	Stock options outstanding		Stock options exercisable
Exercise prices (in CAD)	Number of options outstanding	Weighted average years to expiry	Number of options exercisable	Weighted average exercise price (in CAD)
$ 5.85 - $7.99	2,725,250	2.03	2,725,250	$6.69
$ 8.00 - $9.99	1,745,702	2.77	1,574,043	8.97
$ 10.00 - $11.99	130,000	4.13	50,000	10.89
$ 12.00 - $13.99	1,813,375	2.68	823,000	13.70
$ 14.00 - $15.99	40,000	3.61	30,000	15.17

Outstanding, December 31, 2017	6,454,327	2.47	5,202,293	$8.58

The total share-based compensation expense for the year ended December 31, 2017 was $3,733 (2016 - $6,566) of which $2,367 (2016 - $2,413) has been expensed in the statement of loss and $1,366 (2016 - $4,153) has been capitalized to mineral properties, plant and equipment.

The following are the weighted average assumptions employed to estimate the fair value of options granted for the year ended December 31, 2017 and 2016 using the Black-Scholes option pricing model:

	For the year ended
	December 31, 2017	December 31, 2016
Risk-free interest rate	1.42%	0.71%
Expected volatility	63.63%	63.47%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

Option pricing models require the input of subjective assumptions including the expected price volatility, and expected option life. Changes in these assumptions may have a significant impact on the fair value calculation.

(c)Restricted share unit (“RSU”) plans

The Company adopted the RSU Plans to allow the Board of Directors to grant its employees and consultants, non-transferable share units based on the value of the Company’s share price at the date of grant. The awards have a graded vesting schedule over a three-year period.

2014 RSU Plan

Under the 2014 RSU Plan, the awards are cash-settled immediately upon vesting. The following table summarizes the changes in the 2014 RSU’s for the year ended December 31:

	2017		2016
	Number of RSU’s	Weighted average fair value (in CAD)	Number of RSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	86,659	$10.65	215,698	$7.01
Settled	(86,659)	13.34	(91,153)	10.84
Forfeited	—	—	(37,886)	8.43

Outstanding, December 31,	—	$—	86,659	$10.65

At December 31, 2017, a liability of nil (2016 - $542) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2017, $297 (2016 - $642) has been expensed in the statement of loss as share-based compensation expense and $34 (2016 - $611) has been capitalized to mineral properties, plant and equipment.

2015 RSU Plan — RSU’s

On May 12, 2016, the 2015 RSU Plan was approved by shareholders of the Company. Under the 2015 RSU Plan, awards can be either cash or equity settled upon vesting at the discretion of the Board of Directors. At the time of the initial grant, as the Company did not have a present obligation to settle in cash, the awards were treated as equity-settled instruments and measured at fair value at the date of grant and recorded in contributed surplus. The first vesting period of the initial grant under the 2015 RSU Plan was settled in cash on December 8, 2016 resulting in the repurchase of equity in the amount of $1,667. With a history of settlement in cash established, the Company will account for RSU’s granted under the 2015 RSU plan as cash-settled awards prospectively from December 8, 2016. As a result of the modification, $2,179 was transferred from contributed surplus to the restricted share unit liability.

The associated compensation cost is recorded in share-based compensation expense unless directly attributable to mineral properties, plant and equipment.

The following table summarizes the changes in the 2015 RSU’s for the year ended December 31:

	2017		2016
	Number of RSU’s	Weighted average fair value (in CAD)	Number of RSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	735,729	$10.65	861,344	$7.01
Granted	370,472	12.96	352,902	10.69
Settled	(355,648)	13.07	(336,896)	13.05
Forfeited	(21,489)	13.85	(141,621)	9.09
Outstanding, December 31,	729,064	$14.41	735,729	$10.65

At December 31, 2017, a liability of $2,715 (2016 — $2,126) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2017, $3,365 (2016 - $2,006) has been expensed in the statement of loss as share-based compensation expense and $687 (2016 - $458) has been capitalized to mineral properties, plant and equipment.

2015 RSU Plan — PSU’s

On December 12, 2017, the PSU’s were granted to senior executive management under the 2015 RSU Plan. The PSU’s vest at the end of the third year and the number of units to be issued on the vesting date will vary from 0% to 200% of the number of PSU’s granted, depending on the Company’s total shareholder return compared to the return of a selected group of peer companies. The following table summarizes the changes in the PSU’s for the year ended December 31:

	2017		2016
	Number of PSU’s	Weighted average fair value (in CAD)	Number of PSU’s	Weighted average fair value (in CAD)
Outstanding, January 1,	—	$—	—	$—
Granted	74,140	13.08	—	—

Outstanding, December 31,	74,140	$14.41	—	$—

At December 31, 2017, a liability of $15 (2016 — nil) was outstanding and included in accounts payable and accrued liabilities. For the year ended December 31, 2017, $15 (2016 — nil) has been expensed in the statement of loss as share-based compensation expense.